Business Combination (Tables)	12 Months Ended
Sep. 30, 2024
Business Combination [Abstract]
Schedule of Allocation of Purchase Price as of the Date of Acquisition	The allocation of the purchase price as of the date of acquisition is summarized as follow:
HK$
Net asset acquired	9,461
Goodwill	539
Total	10,000